Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income (loss)	$ 155,465	$ 541,186	$ (42,382)
Foreign currency translation adjustments, net of tax	(2,103)	(1,650)	604
Unrealized (losses) gains on postretirement obligation, net of tax	(6)	167	(226)
Unrealized gains (losses) on fixed-maturity and equity securities, net of tax	776,470	(1,228,638)	340,573
Total other comprehensive income (loss)	774,361	(1,230,121)	340,951
Total comprehensive income (loss)	$ 929,826	$ (688,935)	$ 298,569